6a. Investment in Limited Liability Company (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
A. Investment In Limited Liability Company Details Narrative
Recognized income when capital distributions are received	$ 3,600	$ 3,600